Alpha Intelligent - Large Cap Growth ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.2%
Advertising Services - 2.0%
The Trade Desk, Inc. - Class A (a)	188	$13,074

Aerospace and Defense - 1.0%
TransDigm Group, Inc. (a)	11	6,778

Applications Software - 4.7%
Intuit, Inc.	55	30,538

Athletic Footwear - 0.9%
NIKE, Inc. - Class B	38	5,627

Coatings/Paint - 1.1%
Sherwin-Williams Co.	24	6,876

Commercial Services - 1.3%
CoStar Group, Inc. (a)	122	8,560

Commerical Services - Finance - 5.0%
Block, Inc. (a)	166	20,300
Equifax, Inc.	24	5,754
PayPal Holdings, Inc. (a)	36	6,190
		32,244
Communications Software - 1.6%
Zoom Video Communications, Inc. - Class A (a)	66	10,182

Computer Software - 16.2%
Cloudflare, Inc. - Class A (a)	346	33,354
Datadog, Inc. - Class A (a)	85	12,419
MongoDB, Inc. (a)	18	7,292
Snowflake, Inc. - Class A (a)	105	28,970
Twilio, Inc. - Class A (a)	111	22,879
		104,914
Consulting Services - 2.5%
Gartner, Inc. (a)	28	8,229
Verisk Analytics, Inc.	42	8,237
		16,466
Cosmetics and Toiletries - 1.2%
The Estee Lauder Cos. - Class A	24	7,483

Diagnostic Equipment - 7.7%
10X Genomics, Inc. - Class A (a)	58	5,584
Danaher Corp.	111	31,723
Thermo Fisher Scientific, Inc.	22	12,789
		50,096
Distribution/Wholesale - 0.8%
Copart, Inc. (a)	39	5,041

Drug Delivery Systems - 1.3%
Dexcom, Inc. (a)	19	8,179

E-Commerce/Products - 1.7%
Wayfair, Inc. - Class A (a)	72	11,226

E-Commerce/Services - 2.9%
DoorDash, Inc. - Class A (a)	166	18,839

Electronic Connectors - 1.4%
Amphenol Corp. - Class A	114	9,073

Electronic Forms - 3.3%
Adobe, Inc. (a)	40	21,372

Enterprise Software Services - 9.6%
Bill.com Holdings, Inc. (a)	95	17,880
HubSpot, Inc. (a)	12	5,866
salesforce.com, Inc. (a)	96	22,332
Veeva Systems, Inc. - Class A (a)	46	10,881
Workday, Inc. - Class A (a)	21	5,313
		62,272
Entertainment Software - 2.4%
Unity Software, Inc. (a)	147	15,457

Finance - Credit Card - 2.5%
Mastercard, Inc. - Class A	42	16,228

Internet Content and Entertainment - 3.4%
Netflix, Inc. (a)	10	4,271
Twitter, Inc. (a)	469	17,592
		21,863
Medical Instruments - 2.0%
Intuitive Surgical, Inc. (a)	45	12,788

Medical Products - 2.3%
Align Technology, Inc. (a)	19	9,404
Stryker Corp.	23	5,705
		15,109
Medical - Biomedical/Genetics - 1.8%
Royalty Pharma PLC - Class A (b)	185	7,402
Vertex Pharmaceuticals, Inc. (a)	19	4,618
		12,020
Medical - Drugs - 2.1%
Zoetis, Inc.	68	13,586

Medical - HMO - 3.6%
UnitedHealth Group, Inc.	49	23,156

Private Equity - 0.9%
Blackstone, Inc.	43	5,675

Retail - Auto Parts - 0.9%
O'Reilly Automotive, Inc. (a)	9	5,866

Retail - Automobile - 2.3%
Carvana Co. (a)	91	14,747

Retail - Discount - 1.1%
Dollar General Corp.	33	6,880

Theaters - 1.1%
Live Nation Entertainment, Inc. (a)	68	7,447

Web Portals/ISP - 4.6%
Alphabet, Inc. - Class C (a)	11	29,854
TOTAL COMMON STOCKS (Cost $755,291)		629,516

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	21	5281
TOTAL REITs (Cost $5,626)		5281

MONEY MARKET FUNDS — 2.1%
First American Government Obligations Fund - Class X, 0.03% (c)	13,198	13,198
TOTAL MONEY MARKET FUNDS (Cost $13,198)		13,198

Total Investments (Cost $774,115) — 100.1%		647,995
Other assets and liabilities, net — (0.1)%		(435)
TOTAL NET ASSETS — 100.0%		$647,560
Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$629,516	$-	$-	$629,516
Money Market Funds	13,198	-	-	13,198
REITs	5,281	-	-	5,281
Total Investments - Assets	$647,995	$-	$-	$647,995

* See the Schedule of Investments for industry classifications.